Inventories	12 Months Ended
Mar. 31, 2016
Inventories

8. Inventories:

Inventories consist of the following:

	Yen in millions
	March 31,
	2015	2016
Finished goods	1,365,818	1,323,477
Raw materials	401,040	367,079
Work in process	270,113	265,570
Supplies and other	100,647	105,385

Total	2,137,618	2,061,511